Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) (fuboTV Inc. Pre-Merger) (10-K) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment, gross		$ 2,064	$ 338
Less: Accumulated depreciation		(131)	(3)
Total property and equipment, net		$ 1,933	335
Furniture and Fixtures [Member]
Estimated useful lives		P5Y
Property and Equipment, gross		$ 293	338
Computer Equipment [Member]
Estimated useful lives		P3Y
Property and Equipment, gross		$ 199
Leasehold Improvements [Member]
Estimated useful lives		Lesser of useful life or lease term
Property and Equipment, gross		$ 1,572
Fubo TV Pre-Merger [Member]
Property and Equipment, gross	$ 3,526		3,497	$ 3,361
Less: Accumulated depreciation	(1,484)		(1,349)	(733)
Total property and equipment, net	$ 2,042		$ 2,148	2,628
Fubo TV Pre-Merger [Member] | Furniture and Fixtures [Member]
Estimated useful lives	P5Y		P5Y
Property and Equipment, gross	$ 572		$ 572	569
Fubo TV Pre-Merger [Member] | Computer Equipment [Member]
Estimated useful lives	P3Y		P3Y
Property and Equipment, gross	$ 682		$ 653	520
Fubo TV Pre-Merger [Member] | Leasehold Improvements [Member]
Estimated useful lives	Lesser of useful life or lease term		Lesser of useful life or lease term
Property and Equipment, gross	$ 2,272		$ 2,272	$ 2,272